Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Reckoner Leveraged AAA CLO ETF (S000093690)
Reckoner BBB-B CLO ETF (S000093691)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Reckoner Leveraged AAA CLO ETF and the Reckoner BBB-B CLO ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated June 27, 2025, and filed electronically as Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N‑1A on June 25, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (480) 964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios